Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure	RELATED-PARTY TRANSACTIONS
As described in Note 1, in connection with the Separation, Danaher transferred to the Company substantially all of its Dental business in exchange for approximately $2.0 billion of cash proceeds and 127.9 million shares of the Company’s common stock. In addition, the Company entered into a Separation Agreement, a transition services agreement, the Tax Agreement, an employee matters agreement, an intellectual property matters agreement, a DBS license agreement and a registration rights agreement with Danaher in connection with the Separation.
The Company has historically operated as part of Danaher and not as a separate, publicly-traded company. Accordingly, Danaher has allocated certain shared costs to the Company that are reflected as expenses in these Consolidated and Combined Condensed Financial Statements for the periods prior to Separation. Management considers the allocation methodologies used by Danaher to be reasonable and to appropriately reflect the related expenses attributable to the Company for purposes of the combined financial statements; however, the expenses reflected in these financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if the Company had operated as a separate entity. In addition, the expenses reflected in the financial statements may not be indicative of expenses the Company will incur in the future.
Corporate Expenses
Certain corporate overhead and shared expenses incurred by Danaher and its subsidiaries have been allocated to the Company and are reflected in the Consolidated and Combined Condensed Statements of Earnings. These amounts include, but were not limited to, items such as general management and executive oversight, costs to support Danaher information technology infrastructure, facilities, compliance, human resources and legal functions and financial management and transaction processing including public company reporting, consolidated tax filings and tax planning, Danaher benefit plan administration, risk management and consolidated treasury services, certain employee benefits and incentives and stock based compensation administration. These costs were allocated using methodologies that management believes are reasonable for the item being allocated. Allocation methodologies included the Company’s relative share of revenues, headcount or functional spend as a percentage of the total.
Insurance Programs Administered by Danaher
In addition to the corporate allocations discussed above, the Company was allocated expenses related to certain insurance programs Danaher administered on behalf of the Company, including workers’ compensation, property, cargo, automobile, crime, fiduciary, product, general and directors’ and officers’ liability insurance. These policies covered amounts in excess of the self-insured retentions. The insurance costs of these policies were allocated by Danaher to the Company and its other businesses using various methodologies related to the respective, underlying exposure base.
For the self-insured component of the policies referenced above, Danaher allocated costs to the Company based on the Company’s incurred claims. An estimated liability relating to the Company’s known and incurred but not reported claims has also been allocated to the Company and reflected on the accompanying Consolidated and Combined Condensed Balance Sheets.
Medical Insurance Programs Administered by Danaher
In addition to the corporate allocations noted above, the Company was allocated expenses related to the medical insurance programs Danaher administers on behalf of the Company. These amounts were allocated using actual medical claims incurred during the period for the associated employees attributable to the Company.
Deferred Compensation Program Administered by Danaher
Certain of the Company’s management employees participate in Danaher’s nonqualified deferred compensation programs that permit participants to defer a portion of their compensation, on a pretax basis. Participants may choose among alternative earning rates for the amounts they defer, which are primarily based on investment options within Danaher’s 401(k) program (except that the earnings rates for amounts contributed unilaterally by Danaher are entirely based on changes in the value of Danaher’s common stock). All amounts deferred under this plan are unfunded, unsecured obligations of Danaher and subject to reimbursement by the Company.
The amounts of related party expenses allocated to the Company from Danaher and its subsidiaries were as follows ($ in millions):

	Nine-Month Period Ended
	September 27, 2019	September 28, 2018
Allocated corporate expenses	$23.2	$23.1
Directly related charges:
Insurance programs expenses	2.7	2.9
Medical insurance programs expenses	35.5	39.4
Deferred compensation program expenses	0.7	0.8
Total related-party expenses	$62.1	$66.2

Right of Use Assets and Lease Liabilities
The Company has real estate leases with Danaher. The ROU assets and related lease liabilities related to these leases are $25 million and $26 million, respectively, as of September 27, 2019. The ROU assets are included in “Other long-term assets” and $3 million of current and $23 million of long-term portion of the lease liabilities are included in “Accrued expenses and other liabilities” and “Other long-term liabilities,” respectively, in the Consolidated and Combined Condensed Balance Sheets.
Revenue and other transactions entered into in the ordinary course of business
Certain of the Company’s revenue arrangements relate to contracts entered into in the ordinary course of business with Danaher and Danaher affiliates. The amount of related party revenue was not significant for the nine-month periods ended September 27, 2019 and September 28, 2018.
IPO
In connection with the IPO, Danaher incurred $7 million in fees and expenses on the Company’s behalf.
RELATED-PARTY TRANSACTIONS
The Company has historically operated as part of Parent and not as a separate, publicly-traded company. Accordingly, Parent has allocated certain shared costs to the Company that are reflected as expenses in these financial statements. Management considers the allocation methodologies used by Parent to be reasonable and to appropriately reflect the related expenses attributable to the Company for purposes of the carve-out financial statements; however, the expenses reflected in these financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if the Company had operated as a separate entity. In addition, the expenses reflected in the financial statements may not be indicative of expenses the Company will incur in the future.
Corporate Expenses
Certain corporate overhead and shared expenses incurred by Parent and its subsidiaries have been allocated to the Company and are reflected in the Combined Statements of Earnings. These amounts include, but are not limited to, items such as general management and executive oversight, costs to support Parent information technology infrastructure, facilities, compliance, human resources, and legal functions and financial management and transaction processing including public company reporting, consolidated tax filings and tax planning, Parent benefit plan administration, risk management and consolidated treasury services, certain employee benefits and incentives, and stock based compensation administration. These costs are allocated using methodologies that management believes are reasonable for the item being allocated. Allocation methodologies include the Company’s relative share of revenues, headcount, or functional spend as a percentage of the total.
Insurance Programs Administered by Parent
In addition to the corporate allocations discussed above, the Company was allocated expenses related to certain insurance programs Parent administers on behalf of the Company, including workers compensation, property, cargo, automobile, crime, fiduciary, product, general and directors’ and officers’ liability insurance. These policies cover amounts in excess of the self-insured retentions. The insurance costs of these policies are allocated by Parent to the Company and its other businesses using various methodologies related to the respective, underlying exposure base.
For the self-insured component of the policies referenced above, Parent allocated costs to the Company based on the Company’s incurred claims. An estimated liability relating to the Company’s known and incurred but not reported claims has also been allocated to the Company and reflected on the accompanying Combined Balance Sheets.
Medical Insurance Programs Administered by Parent
In addition to the corporate allocations noted above, the Company was allocated expenses related to the medical insurance programs Parent administers on behalf of the Company. These amounts were allocated using actual medical claims incurred during the period for the associated employees attributable to the Company.
Deferred Compensation Program Administered by Parent
Certain of the Company’s management employees participate in Parent’s nonqualified deferred compensation programs that permit participants to defer a portion of their compensation, on a pretax basis, until their termination of employment. Participants may choose among alternative earning rates for the amounts they defer, which are primarily based on investment options within Parent’s 401(k) program (except that the earnings rates for amounts contributed unilaterally by Parent are entirely based on changes in the value of Parent’s common stock). All amounts deferred under this plan are unfunded, unsecured obligations of Parent.
The amounts of related-party expenses allocated to the Company from Parent and its subsidiaries for the years ended December 31, 2018, 2017 and 2016, were as follows ($ in millions):

	2018	2017	2016
Allocated corporate expenses	$31.5	$31.5	$31.5
Directly related charges:
Insurance programs expenses	3.9	4.3	3.7
Medical insurance programs expenses	52.2	47.2	45.5
Deferred compensation program expenses	1.1	1.1	1.2
Total related-party expenses	$88.7	$84.1	$81.9

Revenue and other transactions entered into in the ordinary course of business
Certain of the Company’s revenue arrangements relate to contracts entered into in the ordinary course of business with Parent and Parent affiliates. The amount of related-party revenue was not significant for any of the years ended December 31, 2018, 2017 and 2016.